UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08966

Name of Fund:  Legg Mason Focus Trust, Inc.
Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Focus Trust, Inc.
        100 Light Street
        Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  December 31, 2003

Item 1 - Report to Shareholders


                                                   ANNUAL REPORT TO SHAREHOLDERS

                                                   December 31, 2003

                                                   LEGG MASON FOCUS TRUST, INC.

                                                ANNUAL REPORT TO SHAREHOLDERS  1

TO OUR SHAREHOLDERS,

  We are pleased to provide you with Legg Mason Focus Trust's annual report for the year ended December 31, 2003.

  The following table summarizes key statistics for the Primary Class of shares of the Fund, along with some comparative indices, as of December 31, 2003:

                                                  Total Returns(A)
                                                --------------------
                                                3 Months   12 Months
--------------------------------------------------------------------
Focus Trust Primary Class                       +14.64%     +63.31%
S&P 500 Stock Composite Index(B)                +12.18%     +28.68%
Lipper Large-Cap Growth Funds Index(C)          +10.09%     +26.96%

  PricewaterhouseCoopers LLP, Focus Trust's independent auditors, has completed its annual examination, and audited financial statements for the fiscal year ended December 31, 2003, are included in this report.

  Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                              Sincerely,


                                           /s/ MARK R. FETTING
                                           Mark R. Fetting
                                           President

January 30, 2004

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(C) An index comprised of the 30 largest funds in the Lipper universe of 666 large-cap growth funds.

2  ANNUAL REPORT TO SHAREHOLDERS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

LEGG MASON FOCUS TRUST, INC.

  Focus Trust's total return for the fourth quarter 2003 is shown below along with the total returns of two comparable indices: the S&P 500 Stock Composite Index and the Lipper Large-Cap Growth Funds Index. In addition, we have provided one-, three-, and five-year and since-inception average annual returns:

                                    Since        Five      Three      One
                                 Inception(A)    Years     Years     Year
---------------------------------------------------------------------------
Focus Trust Primary Class(B)        +13.72%      +4.97%   +11.53%   +63.31%
S&P 500 Stock Composite Index       +11.13%      -0.57%    -4.05%   +28.68%
Lipper Large-Cap Growth Funds
  Index                              +7.91%      -5.53%   -11.43%   +26.96%

  The Fund's investment performance in 2003 was outstanding. Our 63.31% total return for the year not only outpaced the S&P 500 Index, it also outgunned the Lipper Large-Cap Growth Funds Index.

  It is very important that shareholders keep this most recent performance in perspective. Our 2003 investment return was greatly aided by a stock market that in 2002 was much lower in price. On October 9, 2002, the S&P 500 Index closed at its bear market low price of 776.76. By year-end 2003, the S&P 500 Index was priced at 1,111.92 - a gain of 43%. A big reason our Fund performed so well last year was because your portfolio manager aggressively bought stocks at much lower prices. Today, with stock prices up over 40% from the bear market low, the opportunity to make another a 63% in price appreciation over the next twelve months is greatly diminished.

  Let me also reemphasize that what pleases us most is not any one year's investment performance, but rather the investment returns we generate for shareholders over a multi-year period of time. Although the Fund's short-term performance is impressive, I am much more gratified by our investment returns over the three- to five-year period. Shareholders who have been invested in Focus Trust over the past five years know we have had some good years, a mediocre year and even a bad year. Shareholders need to remember one year does not make a fund. For long-term shareholders, examining a multi-year track record is the best indication of whether a fund is able to add value.

  As always, we appreciate your confidence and support. If you have any questions, please do not hesitate to contact us.

                                       Robert G. Hagstrom, CFA

January 26, 2004

DJIA 10,702.51

---------------

(A) The inception date of the Fund's Primary Class is April 17, 1995. Index returns are for periods beginning April 30, 1995.

(B) Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                ANNUAL REPORT TO SHAREHOLDERS  3

PERFORMANCE INFORMATION

LEGG MASON FOCUS TRUST, INC.

  The following graph compares the Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

4  ANNUAL REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[FOCUS TRUST GRAPH]

                                                                Focus Trust - Primary Class       S&P 500 Stock Composite Index(A)
                                                                ---------------------------       --------------------------------
4/17/1995                                                              $   10000                          $   10000
                                                                           10140                              10641
                                                                           10810                              11487
12/31/1995                                                                 11229                              12178
                                                                           12385                              12832
                                                                           11983                              13408
                                                                           12485                              13823
12/31/1996                                                                 13154                              14975
                                                                           13275                              15376
                                                                           14913                              18062
                                                                           15651                              19413
12/31/1997                                                                 16982                              19971
                                                                           19833                              22757
                                                                           20863                              23508
                                                                           17544                              21170
12/31/1998                                                                 24025                              25678
                                                                           26755                              26958
                                                                           26515                              28861
                                                                           23971                              27055
12/31/1999                                                                 28492                              31081
                                                                           27214                              31794
                                                                           26155                              30949
                                                                           25598                              30650
12/31/2000                                                                 22070                              28251
                                                                           20345                              24902
                                                                           21830                              26359
                                                                           16698                              22490
12/31/2001                                                                 20618                              24893
                                                                           20061                              24962
                                                                           16665                              21618
                                                                           15442                              17883
12/31/2002                                                                 18751                              19392
                                                                           19318                              18781
                                                                           25292                              21672
                                                                           26712                              22246
12/31/2003                                                                 30621                              24954

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                      One Year           +63.31%        +63.31%
                      Five Years         +27.46%         +4.97%
                      Life of Class*    +206.21%        +13.72%
                      * Inception date -- April 17, 1995

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for periods beginning April 30, 1995.

                                                ANNUAL REPORT TO SHAREHOLDERS  5

SECTOR DIVERSIFICATION (AS OF DECEMBER 31, 2003)

[FOCUS TRUST DIVERSIFICATION PIE CHART]

Consumer Discretionary                                            37.2%
Consumer Staples                                                   1.3
Financials                                                         2.7
Health Care                                                        3.4
Industrials                                                       11.4
Information Technology                                            25.6
Telecommunication Services                                        13.1

TOP TEN HOLDINGS (AS OF DECEMBER 31, 2003)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
InterActiveCorp                                             10.2%
Nextel Communications, Inc.                                  9.0%
Amazon.com, Inc.                                             8.1%
Tyco International Ltd.                                      6.0%
QUALCOMM Inc.                                                4.9%
Vodafone Group plc - ADR                                     4.1%
Hughes Electronics Corporation                               4.0%
Liberty Media Corporation                                    3.9%
XM Satellite Radio Holdings Inc.                             3.8%
UTStarcom, Inc.                                              3.6%

6  ANNUAL REPORT TO SHAREHOLDERS

SELECTED PORTFOLIO PERFORMANCE(B)

Strongest performers for the year ended 12/31/03(C)
------------------------------------------------------------------------
 1.  Amazon.com, Inc.                                            +178.6%
 2.  Yahoo! Inc.                                                 +175.4%
 3.  Nextel Communications, Inc.                                 +142.9%
 4.  Computer Associates International, Inc.                     +103.2%
 5.  eBay Inc.                                                    +90.5%

Weakest performers for the year ended 12/31/03(C)
------------------------------------------------------------------------
 1.  Microsoft Corporation                                         +6.8%
 2.  Nokia Oyj - ADR                                              +12.0%
 3.  WPP Group plc - ADR                                          +31.6%
 4.  Liberty Media Corporation                                    +33.0%
 5.  Time Warner Inc.                                             +37.3%

PORTFOLIO CHANGES

Securities added during the 4th quarter 2003
--------------------------------------------
Anthem, Inc.
Cott Corporation
DeVry, Inc.
Hughes Electronics Corporation
McKesson Corporation
The News Corporation Limited - ADR

Securities sold during the 4th quarter 2003
--------------------------------------------
None

---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(C) Securities held for the entire year.

                                                ANNUAL REPORT TO SHAREHOLDERS  7

STATEMENT OF NET ASSETS

LEGG MASON FOCUS TRUST, INC.
December 31, 2003
(Amounts in Thousands)

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 94.6%

Consumer Discretionary -- 37.2%
  Internet and Catalog Retail -- 20.8%
  Amazon.com, Inc.                                      513        $ 26,978(A)
  eBay Inc.                                             125           8,074(A)
  InterActiveCorp                                     1,000          33,930(A)
                                                                   --------
                                                                     68,982
                                                                   --------
  Media -- 16.4%
  Hughes Electronics Corporation                        800          13,240(A)
  Liberty Media Corporation                           1,100          13,079(A)
  The News Corporation Limited - ADR                     78           2,367
  Time Warner Inc.                                      400           7,196(A)
  WPP Group plc - ADR                                   125           6,144
  XM Satellite Radio Holdings Inc.                      478          12,587(A)
                                                                   --------
                                                                     54,613
                                                                   --------
Consumer Staples -- 1.2%
  Beverages -- 1.2%
  Cott Corporation                                      150           4,201(A)
                                                                   --------
Financials -- 2.7%
  Diversified Financial Services -- 2.7%
  Citigroup Inc.                                        185           8,980
                                                                   --------
Health Care -- 3.4%
  Health Care Providers and Services -- 3.4%
  Anthem, Inc.                                           75           5,625(A)
  McKesson Corporation                                  175           5,628
                                                                   --------
                                                                     11,253
                                                                   --------
Industrials -- 11.4%
  Airlines -- 2.6%
  JetBlue Airways Corporation                           325           8,619(A)
                                                                   --------

8  ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON FOCUS TRUST, INC. -- CONTINUED

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Industrials -- Continued
  Commercial Services and Supplies -- 2.8%
  DeVry, Inc.                                           375        $  9,424(A)
                                                                   --------
  Industrial Conglomerates -- 6.0%
  Tyco International Ltd.                               750          19,875
                                                                   --------
Information Technology -- 25.6%
  Communications Equipment -- 12.1%
  Nokia Oyj - ADR                                       700          11,900
  QUALCOMM Inc.                                         300          16,179
  UTStarcom, Inc.                                       325          12,048(A)
                                                                   --------
                                                                     40,127
                                                                   --------
  Internet Software and Services -- 2.4%
  Yahoo! Inc.                                           175           7,905(A)
                                                                   --------
  IT Consulting and Services -- 3.3%
  Accenture Ltd.                                        425          11,186(A)
                                                                   --------
  Software -- 7.8%
  Computer Associates International, Inc.               275           7,518
  Intuit Inc.                                           138           7,275(A)
  Microsoft Corporation                                 405          11,154
                                                                   --------
                                                                     25,947
                                                                   --------
Telecommunication Services -- 13.1%
  Wireless Telecommunication Services -- 13.1%
  Nextel Communications, Inc.                         1,063          29,814(A)
  Vodafone Group plc - ADR                              550          13,772
                                                                   --------
                                                                     43,586
                                                                   --------
Total Common Stock and Equity Interests
  (Identified Cost -- $210,622)                                     314,698
---------------------------------------------------------------------------

                                                ANNUAL REPORT TO SHAREHOLDERS  9

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Repurchase Agreements -- 4.5%

Goldman, Sachs & Company
  0.97%, dated 12/31/03, to be repurchased
  at $7,406 on 1/2/04 (Collateral: $7,365
  Fannie Mae mortgage-backed securities,
  5%, due 10/1/33, value $7,586)                   $  7,405        $  7,405

State Street Bank & Trust Company
  0.9%, dated 12/31/03, to be repurchased
  at $7,406 on 1/2/04 (Collateral: $7,515
  Fannie Mae notes, 2.04%, due
  10/20/05, value $7,556)                             7,406           7,406
                                                                   --------
Total Repurchase Agreements (Identified Cost -- $14,811)             14,811
---------------------------------------------------------------------------
Total Investments -- 99.1% (Identified Cost -- $225,433)            329,509
Other Assets Less Liabilities -- 0.9%                                 3,007
                                                                   --------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
  11,857 Primary Class shares outstanding          $261,779
Accumulated net realized gain/(loss) on
  investments
  and foreign currency transactions                 (33,339)
Unrealized appreciation/(depreciation) of
  investments
  and foreign currency translations                 104,076
                                                   --------
NET ASSETS -- 100.0%                                               $332,516
                                                                   ========
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                      $28.04
                                                                   ========
---------------------------------------------------------------------------

(A) Non-income producing.

See notes to financial statements.

10  ANNUAL REPORT TO SHAREHOLDERS

STATEMENT OF OPERATIONS

LEGG MASON FOCUS TRUST, INC.
For the Year Ended December 31, 2003
(Amounts in Thousands)

------------------------------------------------------------------------
Investment Income:
Dividends(A)                                        $  1,068
Interest                                                 138
                                                    --------
      Total income                                              $  1,206
Expenses:
Investment advisory fee                                1,593
Distribution and service fees                          2,276
Audit and legal fees                                      36
Custodian fee                                             85
Directors' fees and expenses                              13
Registration fees                                         48
Reports to shareholders                                   54
Transfer agent and shareholder servicing expense         150
Other expenses                                            16
                                                    --------
      Total expenses                                               4,271
                                                                --------
NET INVESTMENT INCOME/(LOSS)                                      (3,065)
Net Realized and Unrealized Gain/(Loss) on
  Investments:
Realized gain/(loss) on investments                    6,835(B)
Change in unrealized appreciation/(depreciation)
  of investments                                     103,594
                                                    --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS           110,429
------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                  $107,364
------------------------------------------------------------------------

(A) Net of foreign taxes withheld of $52.

(B) See Note 1, Commission Recapture, in the notes to financial statements.

See notes to financial statements.

                                               ANNUAL REPORT TO SHAREHOLDERS  11

STATEMENT OF CHANGES IN NET ASSETS

LEGG MASON FOCUS TRUST, INC.
(Amounts in Thousands)

                                                     For the Years Ended
                                                        December 31,
                                                   -----------------------
                                                     2003           2002
--------------------------------------------------------------------------
Change in Net Assets:
Net investment income/(loss)                       $ (3,065)      $   (906)
Net realized gain/(loss) on investments               6,835        (14,833)
Change in unrealized appreciation/(depreciation)
  of investments                                    103,594          2,103
--------------------------------------------------------------------------
Change in net assets resulting from operations      107,364        (13,636)
Change in net assets from Fund share transactions    87,964         16,183
--------------------------------------------------------------------------
Change in net assets                                195,328          2,547
Net Assets:
Beginning of year                                   137,188        134,641
--------------------------------------------------------------------------
End of year                                        $332,516       $137,188
--------------------------------------------------------------------------
Undistributed net investment income/(loss)         $     --       $     --
--------------------------------------------------------------------------

See notes to financial statements.

12  ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

LEGG MASON FOCUS TRUST, INC.

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

PRIMARY CLASS:

                                            Years Ended December 31,
                                -------------------------------------------------------------------
                                 2003         2002            2001           2000            1999
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year                           $17.17      $18.88          $20.21         $26.09           $22.00
                                -------------------------------------------------------------------
Investment operations:
  Net investment income/(loss)     (.26)       (.11)(A)        (.19)(A)       (.26)(A)         (.15)(A)
  Net realized and unrealized
    gain/(loss) on investments    11.13       (1.60)          (1.14)         (5.62)            4.24
                                -------------------------------------------------------------------
  Total from investment
    operations                    10.87       (1.71)          (1.33)         (5.88)            4.09
                                -------------------------------------------------------------------
Net asset value, end of year     $28.04      $17.17          $18.88          $20.21          $26.09
                                ===================================================================
Ratios/supplemental data:
  Total return                    63.31%      (9.06)%         (6.58)%        (22.54)%         18.59%
  Expenses to average net
    assets                         1.88%       1.90%(A)        1.90%(A)        1.90%(A)        1.90%(A)
  Net investment income/(loss)
    to average net assets         (1.35)%      (.79)%(A)       (.93)%(A)       (.96)%(A)       (.91)%(A)
  Portfolio turnover rate            50%         71%             63%             69%             14%
Net assets, end of year (in
  thousands)                    $332,516   $137,188        $134,641        $170,882        $275,624
---------------------------------------------------------------------------------------------------

(A) Net of fees waived by LMFM pursuant to a voluntary expense limitation of 1.90% through April 30, 2004. If no fees had been waived by LMFM, the annualized ratio of expenses to average net assets would have been as follows: for the years ended December 31, 2002, 2.06%; 2001, 1.97%; 2000, 1.93%; and 1999, 1.93%.

See notes to financial statements.

                                               ANNUAL REPORT TO SHAREHOLDERS  13


NOTES TO FINANCIAL STATEMENTS

LEGG MASON FOCUS TRUST, INC.
(Amounts in Thousands)

1. Significant Accounting Policies:

  The Legg Mason Focus Trust, Inc. ("Fund") is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, non-diversified investment company.

  Focus Trust has three classes of shares: Primary Class, Financial Intermediary Class and Institutional Class. The Financial Intermediary and Institutional Classes have not yet commenced operations.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ"), which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At December 31, 2003, receivables for securities sold and payables for securities purchased for the Fund were:

  Receivable for              Payable for
  Securities Sold         Securities Purchased
  --------------------------------------------
       $726                       $ --

  For the year ended December 31, 2003, security transactions (excluding short-term investments) were:

  Purchases         Proceeds From Sales
  -------------------------------------
  $178,777               $106,569

14  ANNUAL REPORT TO SHAREHOLDERS

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Commission Recapture

  The Fund has entered into a directed brokerage agreement with State Street Bank. Under the agreement, State Street Bank will rebate to the Fund a percentage of commissions paid by the Fund. During the year ended December 31, 2003, these payments amounted to $4 and are included with realized gains on investment transactions.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid annually. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly,

                                               ANNUAL REPORT TO SHAREHOLDERS  15


periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  No ordinary income dividends or capital gain distributions were paid during the years ended December 31, 2003 and 2002.

  Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and December 31 of each year ("post-October loss") as occurring on the first day of the following tax year. For the year ended December 31, 2003, there were no post-October losses.

  The tax basis components of net assets at December 31, 2003, were as follows:

Unrealized appreciation                            $ 97,235
Unrealized depreciation                                (953)
                                                   --------
Net unrealized appreciation/(depreciation)           96,282
Capital loss carryforwards                          (25,545)
Paid-in capital                                     261,779
                                                   --------
Net assets                                         $332,516
                                                   ========

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, capital loss carryforwards were:

         Expiration Date         Amount
         -------------------------------
           2007                  $ 2,372
           2008                    4,067
           2009                    4,421
           2010                   14,685

16  ANNUAL REPORT TO SHAREHOLDERS

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2003, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income         $ 3,065
Accumulated net realized
  gain/(loss)                                    (4)
Paid-in capital                              (3,061)

  At December 31, 2003, the cost of investments for federal income tax purposes was $233,227.

3. Transactions With Affiliates:

  The Fund has an investment advisory and management agreement with Legg Mason Funds Management, Inc. ("LMFM"). Pursuant to its agreement, LMFM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund's average daily net assets.

  LMFM has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month an annual rate of 1.90% of average daily net assets until April 30, 2004, as shown in the chart below. For the year ended December 31, 2003, no fees were waived.

                                            At
                                     December 31, 2003
                                     -----------------
Management           Asset              Management
   Fee            Breakpoint           Fees Payable
------------------------------------------------------
  0.70%         $0 - $2 billion            $196
  0.65%     in excess of $2 billion

  Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund under an administrative services agreement with LMFM. For LMFA's services to the Fund, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at a rate of 0.05% of the average daily net assets of the Fund. For the year ended December 31, 2003, LMFA received $114.

                                               ANNUAL REPORT TO SHAREHOLDERS  17


  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as the Fund's distributor. Legg Mason receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

                                              At December 31, 2003
                                              --------------------
         Distribution         Service           Distribution and
             Fee                Fee           Service Fees Payable
         ---------------------------------------------------------
            0.75%              0.25%                  $272

  The Fund paid $20 in brokerage commissions to Legg Mason for Fund security transactions during the year ended December 31, 2003. LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $48 for the year ended December 31, 2003.

  LMFM, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the year ended December 31, 2003, the Fund had no borrowings under the Credit Agreement.

18  ANNUAL REPORT TO SHAREHOLDERS

5. Fund Share Transactions:

  At December 31, 2003, there were 100,000 shares authorized at $.001 par value for the Primary Class of the Fund. Share transactions were as follows:

                            Primary Class
                       -----------------------
                             Years Ended
                        12/31/03     12/31/02
----------------------------------------------
Shares:
  Sold                     8,199        3,822
  Repurchased             (4,333)      (2,963)
                        --------     --------
  Net Change               3,866          859
                        ========     ========
Amount:
  Sold                  $187,363     $ 66,446
  Repurchased            (99,399)     (50,263)
                        --------     --------
  Net Change            $ 87,964     $ 16,183
                        ========     ========

                                               ANNUAL REPORT TO SHAREHOLDERS  19


REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Directors of
Legg Mason Focus Trust, Inc.:

  In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Focus Trust, Inc. (hereafter referred to as the "Fund") at December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

January 30, 2004

20  ANNUAL REPORT TO SHAREHOLDERS


DIRECTORS AND OFFICERS

  The table below provides information about each of the Fund's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 ----------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH         NUMBER OF           OTHER
                    HELD WITH     OF TIME       LEGG MASON       DIRECTORSHIPS    PRINCIPAL OCCUPATION(S)
   NAME AND AGE       FUND       SERVED(A)    FUNDS OVERSEEN         HELD        DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------------
 INDEPENDENT DIRECTORS:
 ----------------------------------------------------------------------------------------------------------
 Lehman, Arnold     Director     Since       Director/Trustee   None             Director of The Brooklyn
 L.(B)                           1997        of all Legg Mason                   Museum of Art since 1997;
 Age 59                                      funds (consisting                   Trustee of American
                                             of 22                               Federation of Arts since
                                             portfolios).                        1998. Formerly: Director
                                                                                 of The Baltimore Museum of
                                                                                 Art (1979-1997).
 ----------------------------------------------------------------------------------------------------------
 Masters, Robin     Director     Since       Director/Trustee   None             Retired. Director of
 J.W.(B)                         2002        of all Legg Mason                   Bermuda SMARTRISK
 Age 48                                      funds (consisting                   (non-profit) since 2001.
                                             of 22                               Formerly: Chief Investment
                                             portfolios).                        Officer of ACE Limited
                                                                                 (insurance) (1986-2000).
 ----------------------------------------------------------------------------------------------------------
 McGovern, Jill     Director     Since       Director/Trustee   None             Chief Executive Officer of
 E.(B)                           1997        of all Legg Mason                   The Marrow Foundation
 Age 59                                      funds (consisting                   since 1993. Formerly:
                                             of 22                               Executive Director of the
                                             portfolios).                        Baltimore International
                                                                                 Festival (1991-1993);
                                                                                 Senior Assistant to the
                                                                                 President of The Johns
                                                                                 Hopkins University
                                                                                 (1985-1990).
 ----------------------------------------------------------------------------------------------------------
 Mehlman, Arthur    Director     Since       Director/Trustee   None             Retired. Director of The
 S.(B)                           2002        of all Legg Mason                   League for People with
 Age 61                                      funds (consisting                   Disabilities, Inc.;
                                             of 22                               Director of University of
                                             portfolios).                        Maryland Foundation and
                                                                                 University of Maryland
                                                                                 College Park Foundation
                                                                                 (non-profits). Formerly:
                                                                                 Partner, KPMG LLP
                                                                                 (international accounting
                                                                                 firm) (1972-2002).
 ----------------------------------------------------------------------------------------------------------

                                               ANNUAL REPORT TO SHAREHOLDERS  21


 ----------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH         NUMBER OF           OTHER
                    HELD WITH     OF TIME       LEGG MASON       DIRECTORSHIPS    PRINCIPAL OCCUPATION(S)
   NAME AND AGE       FUND       SERVED(A)    FUNDS OVERSEEN         HELD        DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------------
 O'Brien, G.        Director     Since       Director/Trustee   Director of the  Trustee of Colgate
 Peter(B)                        1999        of all Legg Mason  Royce Family of  University; President of
 Age 58                                      funds (consisting  Funds            Hill House, Inc.
                                             of 22              (consisting of   (residential home care).
                                             portfolios).       19 portfolios);  Formerly: Managing
                                                                Director of      Director, Equity Capital
                                                                Renaissance      Markets Group of Merrill
                                                                Capital          Lynch & Co. (1971- 1999).
                                                                Greenwich
                                                                Funds; Director
                                                                of Technology
                                                                Investment
                                                                Capital Corp.
 ----------------------------------------------------------------------------------------------------------
 Rowan, S.          Director     Since       Director/Trustee   None             Consultant, Rowan &
 Ford(B)                         2002        of all Legg Mason                   Blewitt Inc. (management
 Age 60                                      funds (consisting                   consulting); Visiting
                                             of 22                               Associate Professor,
                                             portfolios).                        George Washington
                                                                                 University since 2002;
                                                                                 Director of Santa Fe
                                                                                 Institute (scientific
                                                                                 research institute) since
                                                                                 1999; Director of
                                                                                 Annapolis Center for
                                                                                 Science-Based Public
                                                                                 Policy since 1995.
 ----------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS:
 ----------------------------------------------------------------------------------------------------------
 Curley, John F.,   Chairman     Since       Chairman and       None             Director and/or officer of
 Jr.(C)             and          1997        Director/ Trustee                   various Legg Mason
 Age 64             Director                 of all Legg Mason                   affiliates. Formerly: Vice
                                             funds (consisting                   Chairman and Director of
                                             of 22                               Legg Mason, Inc. and Legg
                                             portfolios).                        Mason Wood Walker,
                                                                                 Incorporated; Director of
                                                                                 Legg Mason Fund Adviser,
                                                                                 Inc. and Western Asset
                                                                                 Management Company (each a
                                                                                 registered investment
                                                                                 adviser).
 ----------------------------------------------------------------------------------------------------------
 Fetting, Mark      President    President   President and      Director of the  Executive Vice President
 R.(C)              and          since       Director/ Trustee  Royce Family of  of Legg Mason, Inc.;
 Age 49             Director     2001;       of all Legg Mason  Funds            Director and/or officer of
                                 Director    funds (consisting  (consisting of   various other Legg Mason
                                 since       of 22              19 portfolios).  affiliates since 2000.
                                 2002        portfolios).                        Formerly: Division
                                                                                 President and Senior
                                                                                 Officer of Prudential
                                                                                 Financial Group, Inc. and
                                                                                 related companies,
                                                                                 including fund boards and
                                                                                 consulting services to
                                                                                 subsidiary companies
                                                                                 (1991-2000); Partner,
                                                                                 Greenwich Associates; Vice
                                                                                 President, T. Rowe Price
                                                                                 Group, Inc.
 ----------------------------------------------------------------------------------------------------------

22  ANNUAL REPORT TO SHAREHOLDERS

 ----------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH         NUMBER OF           OTHER
                    HELD WITH     OF TIME       LEGG MASON       DIRECTORSHIPS    PRINCIPAL OCCUPATION(S)
   NAME AND AGE       FUND       SERVED(A)    FUNDS OVERSEEN         HELD        DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:
 ----------------------------------------------------------------------------------------------------------
 Karpinski, Marie   Vice         Since       Vice President     None             Vice President and
 K.(D)              President    1997        and Treasurer of                    Treasurer of Legg Mason
 Age 54             and                      all Legg Mason                      Fund Adviser, Inc. and
                    Treasurer                funds (consisting                   Western Asset Funds, Inc.;
                                             of 22                               Treasurer and Principal
                                             portfolios).                        Financial and Accounting
                                                                                 Officer of Pacific
                                                                                 American Income Shares,
                                                                                 Inc., Western Asset
                                                                                 Premier Bond Fund, Western
                                                                                 Asset/ Claymore U.S.
                                                                                 Treasury Inflation
                                                                                 Protected Securities Fund,
                                                                                 and Western Asset/
                                                                                 Claymore U.S. Treasury
                                                                                 Inflation Protected
                                                                                 Securities Fund 2.
 ----------------------------------------------------------------------------------------------------------
 Merz, Gregory      Vice         Since       Vice President,    None             Vice President and Deputy
 T.(D)              President,   2003        Secretary and                       General Counsel of Legg
 Age 45             Secretary                Chief Legal                         Mason, Inc. since 2003.
                    and Chief                Officer of all                      Formerly: Associate
                    Legal                    Legg Mason funds                    General Counsel, Fidelity
                    Officer                  (consisting of 22                   Investments (1993-2002);
                                             portfolios)                         Associate, Debevoise &
                                                                                 Plimpton (1985-1993).
 ----------------------------------------------------------------------------------------------------------

               ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS
            AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                            CALLING 1-800-822-5544.

---------------

(A) Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Fund serve one-year terms, subject to annual reappointment by the Board of Directors.

(B) Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O'Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

(C) Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Fund by virtue of being employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund.

(D) Officers of the Fund are interested persons (as defined in the 1940 Act).

Investment Adviser

   Legg Mason Funds Management, Inc.

   Baltimore, MD

Board of Directors

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services

   Braintree, MA

Custodian

   State Street Bank & Trust Company

   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP

   Washington, DC

Independent Auditors

   PricewaterhouseCoopers LLP

   Baltimore, MD

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.


This report is not to be distributed unless preceded or accompanied by a prospectus.


    LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
    For Primary Class Shareholders     For FI and I Class
    800-822-5544                       Shareholders
    www.leggmasonfunds.com             888-425-6432
                                       www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-222                                                  [LEGG MASON FUNDS LOGO]




Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        THE REGISTRANT, LEGG MASON FOCUS TRUST, INC. ON AUGUST 6, 2003, ADOPTED A CODE OF ETHICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        THE DIRECTORS OF LEGG MASON FOCUS TRUST, INC. DETERMINED THAT THE FUND HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

        MR. ARTHUR S. MEHLMAN IS THE AUDIT COMMITTEE FINANCIAL EXPERT. HE IS "INDEPENDENT."

Item 4 - Principal Accounting Fees and Services

    (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        FY 02 - $14,650
        FY 03 - $16,530

    (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEM (a) ABOVE.

    (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category.

        FY 02 - $800
        FY 03 - $870

        SERVICES INCLUDE PREPARATION OF FEDERAL AND STATE INCOME TAX RETURNS, REVIEW OF EXCISE TAX DISTRIBUTION REQUIREMENTS AND PREPARATION OF EXCISE TAX RETURNS.

    (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEMS (a) OR (c) ABOVE.

    (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        THE AUDIT COMMITTEE'S ONLY POLICY IS DELEGATION TO ITS CHAIRPERSON OF THE AUTHORITY TO PRE-APPROVE ITEMS THAT REQUIRE A DECISION PRIOR TO THE NEXT MEETING OF THE COMMITTEE.

        (2) Disclose the percentage of services described in each of paragraphs
        (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        NONE

    (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        NOT APPLICABLE.

    (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        FY 02 - $542,653
        FY 03 - $883,350

    (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        THE MEMBERS OF THE AUDIT COMMITTEE OF LEGG MASON FOCUS TRUST, INC. HAVE CONSIDERED WHETHER THE NON-AUDIT SERVICES THAT WERE RENDERED BY THE FUND'S PRINCIPAL ACCOUNTANT TO THE ENTITIES SPECIFIED IN THIS ITEM AND THAT WERE NOT PRE-

        APPROVED BY THE AUDIT COMMITTEE ARE COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

         (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

       WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

    (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
    (a) File the exhibits listed below as part of this Form.
    (a)(1)Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (ATTACHED)

    (a)(2)A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

        (ATTACHED)

    (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
        78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Focus Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President,
Legg Mason Focus Trust, Inc.

Date:    2/20/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President,
Legg Mason Focus Trust, Inc.

Date:   2/20/04


By: /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer,
Legg Mason Focus Trust, Inc.

Date:   2/20/04